UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      January 19, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    26381

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIANCE DATA SYS CO RP COM ST COMMON STOCK     018581108     1512    32500 SH       SOLE                  32500        0        0
D CBS CORP NEW CL B COM STK      COMMON STOCK     124857202      123    15000 SH       SOLE                  15000        0        0
D EQUITY MEDIA HLDGS CORP WRNT   WARRANTS         294725114        0    40000 SH       SOLE                  40000        0        0
D GENENTECH INC  COM STK         COMMON STOCK     368710406     9306   112243 SH       SOLE                 112243        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     2271   828918 SH       SOLE                 828918        0        0
D MERRILL LYNCH & CO I NC COM ST COMMON STOCK     590188108     5377   461900 SH       SOLE                 461900        0        0
D NATIONWIDE FINL SVCS  INC CL A COMMON STOCK     638612101     2907    55675 SH       SOLE                  55675        0        0
D PHARMACOPEIA INC               COMMON STOCK     7171EP101     1928  1107812 SH       SOLE                1107812        0        0
D ROHM & HAAS CO  COM STK        COMMON STOCK     775371107     2957    47850 SH       SOLE                  47850        0        0
S REPORT SUMMARY                  9 DATA RECORDS               26381        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED